Expense Example - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 38
3 years	121
5 years	212
10 years	$ 479